Investments - Net Gains (Losses) on Derivatives and Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale securities
Realized gains on sale	$ 41	$ 168	$ 772
Realized losses on sale	(425)	(88)	(195)
Credit loss income (expense)	(5)	(10)	(14)
Gross impairments	0	0	(27)
Credit loss income (expense) on mortgage loans	(16)	62	(61)
Other	50	49	(102)
Net gains (losses) excluding derivatives and funds withheld assets	(355)	181	373
Net gains (losses) on derivative instruments	5,396	(1,876)	(8,322)
Total net gains (losses) on derivatives and investments	3,856	(2,480)	(6,454)
Derivatives excluding funds withheld under reinsurance treaties
Available-for-sale securities
Net gains (losses) on derivative instruments	2,025	(2,640)	(7,267)
Derivatives related to funds withheld under reinsurance treaties
Available-for-sale securities
Net gains (losses) on derivative instruments	3,371	764	(1,055)
Net gains (losses) on funds withheld reinsurance treaties	$ 2,186	$ (21)	$ 440